SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021
Revenue - Cryptocurrency mining	[1]	$ 38,635,635	$ 24,233,463	$ 19,390,579
Cost - Cryptocurrency mining		29,783,354	17,003,414	12,719,125
(Gain) on sales of cryptocurrencies			(679,111)	(410,979)
Impairment on property, equipment and software		(96,131)	(3,001,559)	655,907
Subsidy income		292,797	148,577	181,620
Interest expense		(580,630)	(556,434)	(928,352)
(Loss) from discontinued operations before income taxes		(465,791)	(6,499,276)	1,837,626
Income tax expense		(7,980)	(69,869)	(5,321)
NET LOSS		(697,941)	(7,081,647)	(9,924,859)
Cash and cash equivalents			8,649
Right-of-use assets			48,786		$ 1,000,000
Current assets from discontinued operations			1,326,265
Lease liability			29,373
Current liabilities from discontinued operations			377,539
Discontinued Operations [Member]
Administrative expenses		(94,284)	1,445,272
Impairment on property, equipment and software			1,468,014
Operating (loss) from discontinued operations		(393,820)	(3,541,146)
Subsidy income			9,195
Other (loss)		(71,984)	(2,936,541)
Interest income		13	111
Interest expense			(30,895)
(Loss) from discontinued operations before income taxes		(465,791)	(6,499,276)
Income tax expense
NET LOSS		(465,791)	(6,499,276)
Cash and cash equivalents			8,649
Other current assets			37,015
Property, equipment and software, net			1,155,063
Right-of-use assets			125,538
Current assets from discontinued operations			1,326,265
Accounts payable			187,206
Accrued payroll and benefits			3,065
Other payables and accrued expenses			58,572
Lease liability			128,696
Current liabilities from discontinued operations			377,539
Net cash provided by (used in) operating activities		106,207	(1,835,015)	4,334,828
Net cash (used in) provided by investing activities			2,746,758	$ (8,455,550)
Discontinued Operations [Member] | Cryptocurrency Mining [Member]
Revenue - Cryptocurrency mining			4,108,372
Cost - Cryptocurrency mining		488,104	3,898,171
Impairment losses on cryptocurrencies			1,517,172
(Gain) on sales of cryptocurrencies			$ (679,111)

[1]	Revenues by operating segments exclude intercompany transactions.